Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Banking And Thrift [Abstract]
Demand	$ 301,674	$ 261,996
Savings and Money markets	588,697	582,128
$250 and over	58,290	42,815
Certificates of Deposit: Other	168,928	173,445
Individual Retirement Accounts	48,622	51,426
Total	$ 1,166,211	$ 1,111,810